FUND MANAGER TRUST
                             FINANCIAL ADVISER CLASS

                             AGGRESSIVE GROWTH FUND
                                   GROWTH FUND
                              GROWTH & INCOME FUND
                                    BOND FUND
                            MANAGED TOTAL RETURN FUND

                          Supplement to the Prospectus
                             Dated January 29, 1996

The following replaces the information relating to the Fund Expenses on page 3 of the Funds' Prospectus:

FUND EXPENSES
         The following table illustrates the estimated expenses and fees that a shareholder of each Fund will incur.

                                                                                Growth                            Managed
                                               Aggressive                        &                                Total
                                                GROWTH          GROWTH          INCOME            BOND            RETURN

ANNUAL FUND OPERATING EXPENSES
(as a percentage of average net assets)
Advisory Fees                                  .50%             .50%            .50%             .50%              .50%

Distribution (Rule 12b-1) Fees*                .47              .45             .45              .46               .49

Total Other Expenses                           .56              .64             .52              .39               .98
                                               ----             ----            ----             ----              ---

   Administrative Fees (after waiver)       .13              .13              .13             .13               .13

   Other Expenses                           .43              .51              .39             .26               .85

   Total Fund Operating Expenses              1.53%            1.59%           1.47%            1.35%             1.97%
    (after waiver)                            =====            =====           =====            =====             =====

*Under rules of the National Association of Securities Dealers, Inc. (the "NASD"), a 12b-1 fee may be treated as a sales charge for certain purposes under those rules. Because the 12b-1 fee is an annual fee charged against the assets of a Fund, long-term shareholders may indirectly pay more total sales charges than the economic equivalent of the maximum front-end sales charge permitted by rules of the NASD. See "Management of the Trust-The Distributors" on p.24 of the Prospectus.

The purpose of this table is to assist the shareholder in understanding the various costs and expenses that an investor in the Fund will bear. The above table reflects a waiver by Signature Broker-Dealer Services, Inc. as administrator (the "Administrator") of the Trust, of a portion of its administrative service fees such that, following such waiver, the Administrator receives administrative service fees from each fund equal on an annual basis to 0.13% of the Fund's average daily net assets. Without this waiver, each Fund's (except Bond Fund) administrative service fees would be equal on an annual basis to 0.25% and Bond Fund's would be equal on an annual basis to 0.23%. "Total Operating Expenses" would be equal to 1.65%, 1.71%, 1.59%, 1.45% and 2.09%, respectively, in each case of that Fund's average daily net assets. See "Management of FundManager Funds - The Administrator."

EXAMPLE
         You would pay the following expenses on a $1,000  investment,  assuming
(1) 5% gross annual return and (2) redemption at the end of each time period.

                                                   Growth               Managed
                     Aggressive                       &                   Total
                      GROWTH          GROWTH       INCOME      BOND      RETURN

1 year                $  16          $  16         $  15      $  14      $  20

3 years                  48             50            46         43         62

5 years                  83             87            80         74        106

10 years                182            189           176        162        230


         THIS EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF FUTURE EXPENSES WHICH MAY BE MORE OR LESS THAN THOSE SHOWN. THE ASSUMED 5% ANNUAL RETURN IS HYPOTHETICAL AND SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE ANNUAL RETURN; ACTUAL RETURN MAY BE GREATER OR LESS THAN THE ASSUMED AMOUNT.

                         SUPPLEMENT DATED APRIL 5, 1996

                               FUND MANAGER TRUST
                                  NO-LOAD CLASS

                             AGGRESSIVE GROWTH FUND
                                   GROWTH FUND
                              GROWTH & INCOME FUND
                                    BOND FUND

                          Supplement to the Prospectus
                              Dated October 1, 1995

The following replaces the information relating to the Fund Expenses on page 3 of the Funds' Prospectus:

FUND EXPENSES
         The following table illustrates the estimated expenses and fees that a shareholder of each Fund will incur.

                                                                                                 Growth
                                                             Aggressive                            &
                                                               GROWTH            GROWTH          INCOME            BOND

SHAREHOLDER TRANSACTION EXPENSES                                 None             None            None             None
Maximum Annual Program Fee (as a percentage
of average daily value of shares held)                           1.20%            1.20%           1.20%            1.20%

ANNUAL FUND OPERATING EXPENSES
(as a percentage of average net assets)                           .50              .50             .50              .50
Advisory Fees

Distribution Fees                                                 .00              .00             .00              .00

Total Other Expenses                                              .56              .64             .52              .39
                                                                  ----             ----            ----             ---

    Administrative Fees (after waiver)                         .13              .13              .13             .13

    Other Expenses                                             .43              .51              .39             .26

    Total Fund Operating Expenses (after waiver)                     1.06%            1.14%           1.02%             .89%
                                                                     =====            =====           =====             ====


The purpose of this table is to assist the shareholder in understanding the various costs and expenses that an investor in the Fund will bear. The above table reflects a waiver by Signature Broker-Dealer Services, Inc. as administrator (the "Administrator") of the Trust, of a portion of its administrative service fees such that, following such waiver, the Administrator receives administrative service fees from each fund equal on an annual basis to 0.13% of the Fund's average daily net assets. Without this waiver, each Fund's (except Bond Fund) administrative service fees would be equal on an annual basis to 0.25% and Bond Fund's would be equal on an annual basis to 0.23%. "Total Operating Expenses" would be equal to 1.18%, 1.26%, 1.14% and 0.99%, respectively, in each case of that Fund's average daily net assets. See "Management of FundManager Funds - The Administrator."

EXAMPLE
         You would pay the following expenses on a $1,000  investment,  assuming
(1) 5% gross annual return and (2) redemption at the end of each time period.


                                                      Growth
                    Aggressive                           &
                     Growth             Growth         Income            Bond

1 year              $  11              $  12          $  10             $  9

3 years                34                 36             32               28

5 years                58                 63             56               49

10 years              129                139            125              110


         THIS EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF FUTURE EXPENSES WHICH MAY BE MORE OR LESS THAN THOSE SHOWN. THE ASSUMED 5% ANNUAL RETURN IS HYPOTHETICAL AND SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE ANNUAL RETURN; ACTUAL RETURN MAY BE GREATER OR LESS THAN THE ASSUMED AMOUNT.

                         SUPPLEMENT DATED APRIL 5, 1996